GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION - CONDENSED STATEMENT OF OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements of Operations
Revenue	$ 811,162	$ 764,102	$ 745,439	$ 819,179	$ 848,728	$ 838,561	$ 771,132	$ 772,512	$ 3,139,882	$ 3,230,933	$ 3,109,547
Operating Costs and Expenses [Abstract]
Cost of revenue (exclusive of depreciation shown separately below)	212,468	179,131	170,397	193,734	214,084	199,377	177,963	186,737	755,730	778,161	860,204
Selling and marketing expense									1,247,097	1,348,293	1,149,605
General and administrative expense									530,446	512,055	433,369
Product development expense									212,765	196,623	168,560
Depreciation									71,676	62,205	61,156
Amortization of intangibles									79,426	139,952	57,926
Goodwill impairment									275,367	14,056	0
Total operating costs and expenses									3,172,507	3,051,345	2,730,820
Operating (loss) income	112,820	85,584	(252,446)	21,417	(5,430)	87,130	62,769	35,119	(32,625)	179,588	378,727
Equity in earnings (losses) of unconsolidated affiliates									0	0	0
Interest expense									(109,110)	(73,636)	(56,314)
Other income (expense), net									60,461	36,921	(52,484)
(Loss) earnings from continuing operations before income taxes									(81,274)	142,873	269,929
Income tax benefit (provision)									64,934	(29,516)	(35,372)
(Loss) earnings from continuing operations	113,928	52,340	(190,542)	7,934	(31,417)	65,026	57,885	21,863	(16,340)	113,357	234,557
Less: earnings from discontinued operations, net of tax									189	17	174,673
Net (loss) earnings	114,117	52,340	(190,542)	7,934	(31,389)	65,043	57,732	21,988	(16,151)	113,374	409,230
Net (earnings) loss attributable to noncontrolling interests									(25,129)	6,098	5,643
Net (loss) earnings attributable to IAC shareholders	$ 102,051	$ 43,162	$ (194,775)	$ 8,282	$ (31,849)	$ 65,611	$ 59,305	$ 26,405	(41,280)	119,472	414,873
Comprehensive income attributable to IAC shareholders									(76,431)	55,069	340,219
Eliminations
Condensed Statements of Operations
Revenue									(13,211)	(10,009)	(11,839)
Operating Costs and Expenses [Abstract]
Cost of revenue (exclusive of depreciation shown separately below)									(412)	(1,190)	(2,753)
Selling and marketing expense									(12,929)	(8,860)	(8,303)
General and administrative expense									130	41	45
Product development expense									0	0	(828)
Depreciation									0	0	0
Amortization of intangibles									0	0	0
Goodwill impairment									0	0
Total operating costs and expenses									(13,211)	(10,009)	(11,839)
Operating (loss) income									0	0	0
Equity in earnings (losses) of unconsolidated affiliates									(25,963)	(233,229)	(261,083)
Interest expense									0	0	0
Other income (expense), net									0	0	0
(Loss) earnings from continuing operations before income taxes									(25,963)	(233,229)	(261,083)
Income tax benefit (provision)									0	0	0
(Loss) earnings from continuing operations									(25,963)	(233,229)	(261,083)
Less: earnings from discontinued operations, net of tax									(9)	12	(570)
Net (loss) earnings									(25,972)	(233,217)	(261,653)
Net (earnings) loss attributable to noncontrolling interests									0	0	0
Net (loss) earnings attributable to IAC shareholders									(25,972)	(233,217)	(261,653)
Comprehensive income attributable to IAC shareholders									1,523	(163,912)	(181,947)
IAC
Condensed Statements of Operations
Revenue									0	0	0
Operating Costs and Expenses [Abstract]
Cost of revenue (exclusive of depreciation shown separately below)									859	720	998
Selling and marketing expense									2,353	3,210	2,138
General and administrative expense									89,583	93,090	105,221
Product development expense									4,807	4,311	6,496
Depreciation									1,610	1,918	1,426
Amortization of intangibles									0	0	0
Goodwill impairment									0	0
Total operating costs and expenses									99,212	103,249	116,279
Operating (loss) income									(99,212)	(103,249)	(116,279)
Equity in earnings (losses) of unconsolidated affiliates									49,536	215,092	257,714
Interest expense									(26,876)	(49,405)	(51,988)
Other income (expense), net									(2,059)	(3,201)	(1,444)
(Loss) earnings from continuing operations before income taxes									(78,611)	59,237	88,003
Income tax benefit (provision)									37,142	60,218	152,197
(Loss) earnings from continuing operations									(41,469)	119,455	240,200
Less: earnings from discontinued operations, net of tax									189	17	174,673
Net (loss) earnings									(41,280)	119,472	414,873
Net (earnings) loss attributable to noncontrolling interests									0	0	0
Net (loss) earnings attributable to IAC shareholders									(41,280)	119,472	414,873
Comprehensive income attributable to IAC shareholders									(76,431)	55,069	340,219
Guarantor Subsidiaries
Condensed Statements of Operations
Revenue									1,381,525	1,635,345	1,637,345
Operating Costs and Expenses [Abstract]
Cost of revenue (exclusive of depreciation shown separately below)									302,293	334,931	414,255
Selling and marketing expense									692,953	823,722	698,689
General and administrative expense									158,781	151,282	123,596
Product development expense									83,585	86,945	77,492
Depreciation									31,366	27,276	25,670
Amortization of intangibles									41,157	102,622	31,863
Goodwill impairment									253,245	14,056
Total operating costs and expenses									1,563,380	1,540,834	1,371,565
Operating (loss) income									(181,855)	94,511	265,780
Equity in earnings (losses) of unconsolidated affiliates									(23,573)	18,137	3,369
Interest expense									0	(6,130)	(4,187)
Other income (expense), net									10,040	27,903	6,381
(Loss) earnings from continuing operations before income taxes									(195,388)	134,421	271,343
Income tax benefit (provision)									60,504	(47,280)	(104,606)
(Loss) earnings from continuing operations									(134,884)	87,141	166,737
Less: earnings from discontinued operations, net of tax									0	0	0
Net (loss) earnings									(134,884)	87,141	166,737
Net (earnings) loss attributable to noncontrolling interests									0	0	0
Net (loss) earnings attributable to IAC shareholders									(134,884)	87,141	166,737
Comprehensive income attributable to IAC shareholders									(115,899)	83,664	158,538
Non-Guarantor Subsidiaries
Condensed Statements of Operations
Revenue									1,771,568	1,605,597	1,484,041
Operating Costs and Expenses [Abstract]
Cost of revenue (exclusive of depreciation shown separately below)									452,990	443,700	447,704
Selling and marketing expense									564,720	530,221	457,081
General and administrative expense									281,952	267,642	204,507
Product development expense									124,373	105,367	85,400
Depreciation									38,700	33,011	34,060
Amortization of intangibles									38,269	37,330	26,063
Goodwill impairment									22,122	0
Total operating costs and expenses									1,523,126	1,417,271	1,254,815
Operating (loss) income									248,442	188,326	229,226
Equity in earnings (losses) of unconsolidated affiliates									0	0	0
Interest expense									(82,234)	(18,101)	(139)
Other income (expense), net									52,480	12,219	(57,421)
(Loss) earnings from continuing operations before income taxes									218,688	182,444	171,666
Income tax benefit (provision)									(32,712)	(42,454)	(82,963)
(Loss) earnings from continuing operations									185,976	139,990	88,703
Less: earnings from discontinued operations, net of tax									9	(12)	570
Net (loss) earnings									185,985	139,978	89,273
Net (earnings) loss attributable to noncontrolling interests									(25,129)	6,098	5,643
Net (loss) earnings attributable to IAC shareholders									160,856	146,076	94,916
Comprehensive income attributable to IAC shareholders									$ 114,376	$ 80,248	$ 23,409